Trade accounts receivable	12 Months Ended
Dec. 31, 2014
Trade accounts receivable
Note 5. Trade accounts receivable

The Company sells software and licenses through direct sales to customers and indirect sales with partners, distributors and resellers. In addition, the Company generates platform-derived revenues from third party Internet search engines. The trade accounts receivable primarily include receivables from the resellers and payment gateway providers as well as the receivables from the Internet search engines.

As of December 31, 2013 and 2014, the accounts receivable pledged as collateral to the long term debt totaled nil and $32,527, respectively (Note 12).
Trade accounts receivable comprised the following:
	Year Ended December 31,
	2013	2014
Trade accounts receivable, gross	$29,033	$37,730
Allowance for doubtful receivables	(1,692)	(1,092)
Reserve for license cancellations and refunds	(1,182)	(1,231)

Trade accounts receivable, net	$26,160	$35,408

The allowance for doubtful accounts comprised the following activity:

	Year Ended December 31,
	2012	2013	2014
Balance at beginning of period	$1,734	$1,812	$1,692
Charged to operating expenses	216	356	(72)
Amount written-off or used	(138)	(476)	(528)

Balance at end of period	$1,812	$1,692	$1,092

The reserve for license cancellations or refunds comprised the following activity:
	Year Ended December 31,
	2012	2013	2014
Balance at beginning of period	$1,228	$2,067	$1,182
Charged against revenue(1)	8,772	9,074	10,943
Amount written-off or used(1)	(7,933)	(9,959)	(10,894)

Balance at end of period	$2,067	$1,182	$1,231

(1)	The Company corrected its presentation of the reserve for license cancellations and refunds to show the gross amounts charged to revenue and utilized.